Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Expenses by nature
Schedule of expense by nature

					(Revised)	(Revised)
	2018				2017	2016
			Mineral exploration
		Selling, general	and project
	Cost of sales	and administrative	development	Total	Total	Total
Raw materials and consumables used	1,114,959	838	—	1,115,797	1,120,540	956,909
Employee benefit expenses (i)	159,329	91,000	12,635	262,964	279,371	234,205
Depreciation and amortization	262,948	4,219	22	267,189	270,456	275,036
Services, miscellaneous	231,501	34,211	83,379	349,091	220,535	122,557
Other expenses	120,207	29,335	30,242	179,784	109,115	106,446
	1,888,944	159,603	126,278	2,174,825	2,000,017	1,695,153

(i)	A provision is recorded to recognize the expenses related to employee profit sharing. This provision is calculated based on the qualitative and quantitative targets established by management.